PSMC 2021-1 Trust ABS-15G

Exhibit 99.18

Loan Level Exceptions

Run Date - XX/XX/XXXX

Recovco ID	Loan #1	Loan #2	Alternative ID	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Grade 3 Exceptions (Conditions / Curable)	Resolved Exceptions	Waived Exceptions
XXXXXXXXXX	XXXXXX	XXXXXXX	622418058	AIG XXX 2021 - Compliance	2	2	2	1	1	2	1	1		*** (CURED) Wiring Instructions - EV R COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	914340923	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1		*** (CURED) Wiring Instructions - EV R COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	916119600	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1		*** (CURED) Wiring Instructions - EV R COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	466250054	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1		*** (CURED) Wire Instructions - EV R COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	580330793	AIG XXX 2021 - Compliance	2	2	2	1	1	2	1	1		*** (CURED) Wire Instructions - EV R COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	905724989	AIG XXX 2020 - Compliance	2	2	2	1	1	2	1	1		*** (CURED) Wire Instructions - EV R COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	979074384	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1		*** (CURED) Wire Instructions - EV R COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	727076255	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1		*** (CURED) Wire Instructions - EV R COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	485111854	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1		*** (CURED) Wire Instructions - EV R COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	830765750	AIG XXX 2021 - Compliance	2	2	2	1	1	2	1	1	*** (CURED) VVOE > 10 days prior to Note date - EV R
COMMENT: The VVOE’s within 10 business days of The closing date XX/XX/XXXX are missing for The borrower’s employment through XXX Entertainment and The co-borrower’s employment through University of XXX .

*** (CURED) Wire Instructions - EV R
														COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	668648035	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1		*** (CURED) Valid ID - Missing - EV R COMMENT: The government issued photo ID's for The borrowers are missing and no Patriot Act documentation was found in The loan file.
XXXXXXXXXX	XXXXXX	XXXXXXX	502483116	AIG XXX 2021 - Compliance	2	2	2	1	1	2	1	1	*** (CURED) Unable to verify PITI on oTher mortgage related obligations (ATR) - EV R
COMMENT: The file is missing documentation for construction loan in progress. The application disclosed an additional property owned at XXX, with payments of $XXX PITI. There is letter from Borrower (P XXX) stating XXX is a lot and They are in process of building a second home on The lot. There is a credit supplement (P XXX) reflecting The lender associated on application with XXX, reflecting payment of $XXX. There is a picture of a statement reflecting credit limit and interest rate, but no associated address (P XXX). In addition, The file contains a letter from borrower (P XXX) stating The property has no HOA dues until it is completed. The file does not contain documentation of terms of construction loan, projected taxes, insurance, or The amount of HOA dues. The borrower previously owned 255 Porcupine Ln, and The file contains CD (P XXX) reflecting The property as sold.

*** (CURED) Wire Instructions - EV R
														COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	446089175	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Title issue - EV R
														COMMENT: The preliminary title reflects a lien with XXX from XX/XX/XXXX with The previous owners of The subject to be released. The loan file does not contain documentation verifying this lien has been released. Additionally, The appraiser did not address The Solar Panels on The subject property and The file does not contain any evidence confirming if They are There and if There is any financing agreement between The borrowers and XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	974127699	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Submission to DU data is not supported - EV R
COMMENT: The final DU submission is missing. The DTI reflected on The 1008 is XX% whereas The DTI on The DU submission in The loan file is XX%.

*** (CURED) Missing Documentation - EV R
														COMMENT: The Final 1003 reflects a creditor named Affirm with a balance of $XXX and a monthly payment of $XXX which does not appear on The credit report. The loan file has no documentation verifying The balance, monthly payment, or payment history.
XXXXXXXXXX	XXXXXX	XXXXXXX	788321886	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Quality of Appraisal Report Unacceptable - EV R
														COMMENT: The appraisal in The file was completed as is for $XXX on XX/XX/XXXX. The file does not contain The required appraisal Update supporting The value as The appraisal exceeded 120 days at The date of The Note. The UCDP/SSR report (p.781) reflects an appraisal dated XX/XX/XXXX with a value of $XXX; however, this is not in The loan file. Provide The subject property appraisal dated XX/XX/XXXX as reflected on The UCDP/SSR Report.
XXXXXXXXXX	XXXXXX	XXXXXXX	794170578	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Property Issues indicated - EV R
														COMMENT: Per FNMA Guidelines B2-3-04, The property must maintain access to an alternate source of electric power that meets community standards. The appraisal does not state what type of alternate source of electric power The property maintains. In The utility section under Electricity, The appraisal only references Solar.
XXXXXXXXXX	XXXXXX	XXXXXXX	239648519	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT: Loan first payment was due XX/XX/XXXX. Please provide payment history. LOE not required.

*** (CURED) Title issue - EV R
														COMMENT: The preliminary title work reflects The subject is vested in XXX. Please provide The final title indicating The subject is no longer in The XXX Trust and in The borrower's name, additionally verifies The insured amount is$XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	945471234	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT: A payment history is required when >15 days have elapsed since The first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
														COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	558548260	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT: A payment history is required when >15 days have elapsed since The first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
														COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	268685794	AIG XXX 2021 - Compliance	2	2	2	1	1	2	1	1	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT: A payment history is required when >15 days have elapsed since The first payment due date. (no LOE required)

*** (CURED) Wiring Instructions - EV R
														COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	647064622	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT: A payment history is required when >15 days have elapsed since The first payment due date. (no LOE required)

*** (CURED) Wiring Instructions - EV R
														COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	195833612	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT: A payment history is required when >15 days have elapsed since The first payment due date which was XX/XX/XXXX. (no LOE required)

*** (CURED) Wiring Instructions - EV R
														COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	725509211	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT: Although evidence was provided showing The consumer received The disclosure electronically, The consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and oTher applicable provisions of The Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing The E-consent.

*** (CURED) Wiring Instructions - EV R
														COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	826374269	AIG XXX 2020 - Compliance	3	2	3	1	1	2	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: There are two inquiries reflected on The credit report within The past 90 days. One is for this application The anoTher is dated XX/XX/XXXX through XXX. The second inquiry through XXX is not explained.

*** (CURED) Wire Instructions - EV R
COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.	*** (WAIVED) Missing Documentation - EV W
COMMENT: The third-party verification of self-employment for XXX is missing from The loan file.

*** (WAIVED) Missing Doc - EV W
COMMENT: The P&L and balance sXXXet for XXX is missing from The loan file.

*** (WAIVED) VVOE > 10 days prior to Note date - EV W
															COMMENT: The VVOE for The borrower's self-employment through XXX within 10 business days of closing on XX/XX/XXXX is missing from The loan file.
XXXXXXXXXX	XXXXXX	XXXXXXX	711479910	AIG XXX 2021 - Compliance	2	2	2	1	1	2	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: The subject transaction was a Limited Cash Out which paid off The associated first mortgage and a XXXLOC. The file did not contain The documentation to confirm The XXXLOC did not have cumulative draws greater than $XXX in previous XX months.

*** (CURED) Wire Instructions - EV R
														COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	794869132	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
														COMMENT: The subject property is titled in an XXX trust per The title commitment p.XXX. The loan file contains The Trust documents and The Trust Lender Counsel Opinion p. XXX. The Trust Lender Counsel Opinion does not state The trust meets secondary marketing requirements as set forth by Fannie Mae as The Fannie Mae guidelines Section 5.04 state is required.
XXXXXXXXXX	XXXXXX	XXXXXXX	124507579	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: The subject Note was greater than 60 days from purchase, provide a payment/disbursement history that is required on or after The 25th day of The month.

*** (CURED) Missing Documentation - EV R
COMMENT: The loan file does not contain The signed Condominium Warranty as required for a full review per lender guidelines section 3.01.C.

*** (CURED) Right of Rescission missing or unexecuted - EV R
COMMENT: The consumer(s) was provided The incorrect RTC version. The consumer is refinancing with a new creditor; however, The version provided is for a refinance with The same creditor. Version H-9 was provided; Version H-8 was required. The defect can be resolved by opening rescission and providing The correct ROR version.

*** (CURED) Title issue - EV R
COMMENT: The preliminary title does not reflect The policy amount and The loan file does not contain The final title policy to verify The policy amount is sufficient.

*** (CURED) Unable to verify all credit obligations (ATR) - EV R
														COMMENT: The loan file contains The Dissolution of Marriage document (p.XXX) showing minor children and it does not contain The referenced attached agreement for child custody, visitation and support to verify The borrower is not responsible to pay child support as none was included in The borrower debts. It is also to be noted, The preliminary title reflects a judgment against The borrower by The County of XXX Department of Child Support Services entered XX/XX/XXXX and The loan file does contain The release (p.XXX), but this would evidence The borrower XXX have a child support obligation.
XXXXXXXXXX	XXXXXX	XXXXXXX	815227542	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.

*** (CURED) Missing Fraud Report - EV R
														COMMENT: The loan file is missing The fraud report as required by lender guidelines section 1.10.
XXXXXXXXXX	XXXXXX	XXXXXXX	717933271	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.

*** (CURED) Missing Documentation - EV R
COMMENT: The final DU submission is missing from The loan file. The DTI reflected on The 1008 is XX% whereas The DU submission indicates a DTI of XX%.

*** (CURED) Income documentation is incomplete - EV R
COMMENT: The loan file is missing The signed XXX and XXX tax returns. The returns are in The file; however, They are not signed.

*** (CURED) Income Worksheet - EV R
COMMENT: The origination underwriter's income calculation Worksheet is missing for The co-borrower's job with The XXX School District

*** (CURED) Lender Approval - EV R
														COMMENT: The lender for subject loan is XXX and XXX which does not appear on The Lender Affiliate Matrix.
XXXXXXXXXX	XXXXXX	XXXXXXX	685498748	AIG XXX 2021 - Compliance	2	2	2	1	1	2	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.

*** (CURED) Missing Documentation - EV R
COMMENT: The final 1003 reflects a liability to XXX in The amount of$XXX which was being paid as a lump sum. The comment on The application indicates The$XXX is for The “son’s tuition”. The loan file contains no documentation verifying The amount of The tuition or repayment plan.

*** (CURED) Missing Doc - EV R
														COMMENT: Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease, Mavent, etc.) is missing from The loan file.
XXXXXXXXXX	XXXXXX	XXXXXXX	940086336	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.

*** (CURED) Missing Documentation - EV R
														COMMENT: Missing The ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease, Mavent, etc)
XXXXXXXXXX	XXXXXX	XXXXXXX	511221341	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.

*** (CURED) Missing Doc - EV R
COMMENT: The loan file is missing evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease, Mavent, etc).

*** (CURED) Missing TRID RESPA Disclosures - EV R
														COMMENT: The Initial Escrow Account Statement is missing from The loan file. The defect can be cured by providing The IEAD.
XXXXXXXXXX	XXXXXX	XXXXXXX	456373117	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.

*** (CURED) Missing Doc - EV R
COMMENT: The income calculation Worksheet is missing from The loan file.

*** (CURED) VVOE > 10 days prior to Note date - EV R
														COMMENT: The VVOE within 10 business of consummation for The borrower's employment through The US Department of XXXalth & XXX is missing from The loam.
XXXXXXXXXX	XXXXXX	XXXXXXX	736486677	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT: Per Section 8.07, "proof of donor’s ability to provide The gift (e.g. bank statements), and evidence The borrower has received The gift funds". The borrower received a gift of $XXX which was transferred to The title company; however, The bank statement for The parent's XXX is missing from The loan file.

*** (CURED) Valid ID - Missing - EV R
														COMMENT: The government issued photo ID for The borrower is missing.
XXXXXXXXXX	XXXXXX	XXXXXXX	360824326	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.

*** (CURED) Income documentation is incomplete - EV R
														COMMENT: The loan file is missing The signed XXX and XXX tax returns. The returns are in The file; however, They are not signed. The loan file is missing The signed XXX and XXX tax returns. The returns are in The file; however, They are not signed.
XXXXXXXXXX	XXXXXX	XXXXXXX	539801512	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.

*** (CURED) Income documentation is incomplete - EV R
														COMMENT: The loan file is missing The signed XXX tax return. The returns are in The file; however, They are not signed.
XXXXXXXXXX	XXXXXX	XXXXXXX	649816485	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.

*** (CURED) Income documentation is incomplete - EV R
COMMENT: The loan file is missing The XXX and XXX tax returns.

*** (CURED) IRS Tax Transcripts - EV R
COMMENT: The file does not contain The XXX and XXX 1040 tax transcripts. (The file contains business tax transcripts and The Wage and Income transcripts only)

*** (CURED) Missing Doc - EV R
COMMENT: The WVOE for B1 on page 574 is dated XX/XX/XXXX and it was expired on XX/XX/XXXX. The WVOE for B2 on page 577 is dated XX/XX/XXXX and it was expired on XX/XX/XXXX. The Note date is XX/XX/XXXX. There are no End of The Year paystubs for XXX or XXX for eiTher borrower in The file, so The WVOE’s must be used for The calculation of The bonus income for each borrower. Need WVOE’s for B1 and B2 with valid dates.

*** (CURED) Wire Instructions - EV R
														COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	694476176	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1		*** (CURED) Missing Documentation - EV R COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	883476599	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1		*** (CURED) Missing Documentation - EV R COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	148881243	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.

*** (CURED) Payment History and LOE for Delay - EV R
														COMMENT: A payment history is required when >15 days have elapsed since The first payment due date. (no LOE required)
XXXXXXXXXX	XXXXXX	XXXXXXX	76697XXX5	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.

*** (CURED) Missing proof of hazard insurance - EV R
														COMMENT: The file contains a HOI Binder, page 333, but does not contain The policy.
XXXXXXXXXX	XXXXXX	XXXXXXX	125696942	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.

*** (CURED) Homeownership Counseling List - EV R
COMMENT: The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows The disclosure was provided to The consumer within 3-business days of application, XX/XX/XXXX.The defect can be resolved by providing evidence showing The document was issued to The consumer within 3 buisness days of application

*** (CURED) Missing Doc - EV R
														COMMENT: The lender reflected on The note is not on The list of The approved lenders.
XXXXXXXXXX	XXXXXX	XXXXXXX	205447847	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.

*** (CURED) Hazard Insurance - EV R
														COMMENT: The loan closed XX/XX/XXXX. The HOI Policy in The file, page 1493, expired on XX/XX/XXXX. This was addressed at origination. However, The insurance company would not issue a renewal policy until 2 weeks previous to The expiration date. Page 1501 is an e-mail stating The solution was to charge borrower 125% of premium at closing. A copy of The renewal policy was not in file.
XXXXXXXXXX	XXXXXX	XXXXXXX	658217218	AIG XXX 2020 - Compliance	2	2	2	1	1	2	1	1		*** (CURED) Missing Documentation - EV R COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	309712487	AIG XXX 2020 - Compliance	2	2	1	2	1	1	1	1		*** (CURED) Missing Documentation - EV R COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	938939457	AIG XXX 2020 - Compliance	2	2	1	2	2	1	2	1		*** (CURED) Missing Documentation - EV R COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	206485300	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1		*** (CURED) Missing Documentation - EV R COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	905648836	AIG XXX 2020 - Compliance	3	1	3	1	1	1	1	1		*** (CURED) Missing Documentation - EV R COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.	*** (WAIVED) IRS Tax Transcripts - EV W COMMENT: The file is missing The XXX tax transcripts.
XXXXXXXXXX	XXXXXX	XXXXXXX	563507458	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1		*** (CURED) Missing Documentation - EV R COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	139540799	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1		*** (CURED) Missing Documentation - EV R COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	577697297	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1		*** (CURED) Missing Documentation - EV R COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG
XXXXXXXXXX	XXXXXX	XXXXXXX	224994109	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1		*** (CURED) Missing Documentation - EV R COMMENT: The loan file is missing The wiring instructions for The loan purchase by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	854475128	AIG XXX 2020 - Compliance	2	2	1	1	2	1	1	2	*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing The Taxpayer Consent Disclosure signed by both borrowers.

*** (CURED) Missing Doc - EV R
														COMMENT: The Demographic Information was provided through section of The Demographic Information form was not completed for The co-borrower on The initial and final applications (p.19 & 319).
XXXXXXXXXX	XXXXXX	XXXXXXX	133102282	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing The tax transcripts as required by guidelines.

*** (CURED) Quality of Appraisal Report Unacceptable - EV R
														COMMENT: The appraisal reflects photos of two different kitcXXXns; however, The report does not address (p.272, 273).
XXXXXXXXXX	XXXXXX	XXXXXXX	252888709	AIG XXX 2020 - Compliance	3	1	3	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing The signed 20XX/XXXX tax returns. The returns are in The file; however, They are not signed.

*** (CURED) Hazard Insurance - EV R
COMMENT: Need clarification from The insurance company stating if The coverage amount includes The additional 25%. The file contains The policy valid thru XX/XX/XXXX that shows Dwelling - 125% Extended Replacement Cost with amount of insurance of $XXX as well as The prior policy valid thru XX/XX/XXXX that shows Dwelling - 125% Extended Replacement Cost with The amount of $XXX. Insurance company to clarify if The $XXX and $XXX includes The additional 25% or if The additional 25% is on top of The $XXX. If it already includes The additional 25%, The coverage is not sufficient.

*** (CURED) Missing Doc - EV R
COMMENT: The loan file is missing The government issued ID for both borrowers as required.

*** (CURED) 2nd Mortgage / XXXLOC Terms required - EV R
COMMENT: The second lien is being re-subordinated. The loan file contains The CD and original Note for this loan showing The terms; however, The loan file does not contain a subordination agreement as required by guidelines..	*** (WAIVED) Missing Documentation - EV W
															COMMENT: The subject property was purchased on XX/XX/XXXX in The amount of $XXX. The closing on The subject transaction occurred XX/XX/XXXX, less than one year from original purchase. The loan was locked on XX/XX/XXXX and prior to current guidelines; Therefore, The loan falls under The Dec. XXX jumbo guide. LTV must be based on acquisition. New 1008, AUS and Loan Summary are needed based on acquisition.
XXXXXXXXXX	XXXXXX	XXXXXXX	177823014	AIG XXX 2020 - Compliance	2	2	2	1	1	2	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing The signed XXX and XXX tax returns. The returns are in The file; however, They are not signed.

*** (CURED) Income documentation is incomplete - EV R
COMMENT: Page 1 of The XXX 1040 is missing from The loan file.

*** (CURED) Missing Doc - EV R
COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.

*** (CURED) Valid ID - Missing - EV R
														COMMENT: The loan file is missing The government issued photo ID.
XXXXXXXXXX	XXXXXX	XXXXXXX	650028829	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing The required Inc Worksheet for each borrower.

*** (CURED) Missing Appraisal - EV R
COMMENT: The loan file is missing The required full appraisal. The file contains only a 1004D p.720 which verifies that improvements have been completed.

*** (CURED) Payment History and LOE for Delay - EV R
														COMMENT: A payment history is required when >15 days have elapsed since The first payment due date. (no LOE required)
XXXXXXXXXX	XXXXXX	XXXXXXX	537442859	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing The required government issued ID.

*** (CURED) Title issue - EV R
														COMMENT: The preliminary title has The incorrect policy amount of$XXX(p.639) and B10 requires Mechanic Liens Final Cert and Statutory Settlement Affidavit and Final Agreement for Completed Construction. There is an Update (p.667) with The correct policy amount; however, There is no evidence B10 requirements have been met.
XXXXXXXXXX	XXXXXX	XXXXXXX	960057401	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
														COMMENT: The loan file is missing The required Desk Review from eiTher XXX, Summit Valuations (SVR) or Pro Teck Valuations ARR as required per guidelines section 4.03.
XXXXXXXXXX	XXXXXX	XXXXXXX	245424524	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing The required ATR/QM Compliance report run prior to closing.

*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing IRS Tax transcripts as required.

*** (CURED) Missing Doc - EV R
COMMENT: The loan file is missing signed tax returns. All of The returns in The file (20XX/XXXX 1040 and 1065's) are unsigned.

*** (CURED) Missing Solar Panel Agreement - EV R
COMMENT: Per The contract of sale Inclusions/Exclusions Disclosure Addendum (p.XXX) The subject has solar panels. The loan file does contain any documentation to verify if The panels are owned or if They are leased to verify if it meets FNMA requirements.

*** (CURED) Valid ID - Missing - EV R
														COMMENT: The loan file is missing The borrower’s government issued ID.
XXXXXXXXXX	XXXXXX	XXXXXXX	442174368	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing The XX/XXX 401K with IXXX statement. Per notes on The 1008 p.XXX, The borrower moved The 401K with XXX to XXX on XX/XX/XXXX. The file contains The 401K with XXX statement dated XX/XX/XXXX and The XXX IRA statement dated XX/XX/XXXX showing The rollover on XX/XX/XXXX.

*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing The required Third-party Residential Appraisal Field Review Report.

*** (CURED) Hazard Insurance - EV R
COMMENT: The loan file is missing The Replacement Cost Estimator for The HOI policy. The HOI policy p.XXX lists The dwelling coverage at $XXX while The loan amount is $XXX. The policy does not reflect any additional coverage amount of percentage to ensure The coverage is at least The loan amount.

*** (CURED) Income Worksheet - EV R
COMMENT: The loan file is missing The required Inc Worksheet.

*** (CURED) Payment History and LOE for Delay - EV R
														COMMENT: A payment history is required when >15 days have elapsed since The first payment due date. First payment date was XX/XX/XXXX (No LOE required).
XXXXXXXXXX	XXXXXX	XXXXXXX	356511232	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing government issued ID for both borrowers as required per guidelines Section 1.04.

*** (CURED) Documentation Does Not Support - EV R
														COMMENT: The Transmittal Summary (1008) reflects a DTI of XX% (p.XXX) and The DU Findings (p.XXX) reflects a DTI of XX% with an ineligible due to The DTI. It appears The rental income for XXX was not included when The file was submitted to DU. Additionally, The DU Findings reflect The subject as a detached property; however, The appraisal reflects it is attached. Provide DU Findings with The accurate information to match The loan file and with The DTI within guidelines per lender guidelines sections 9.02 and 9.03.
XXXXXXXXXX	XXXXXX	XXXXXXX	833954635	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing evidence of ATR/QM compliance via satisfactory compliance report run prior to closing.

*** (CURED) Missing Doc - EV R
COMMENT: The loan file is missing The wire instructions for The subject loan purchase by AIG.

*** (CURED) Title issue - EV R
														COMMENT: The preliminary title does not reflect The policy amount and The loan file does not contain The final title policy to confirm The title policy amount is sufficient.
XXXXXXXXXX	XXXXXX	XXXXXXX	897627489	AIG XXX 2021 - Compliance	2	2	2	1	1	2	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease, Mavent, etc.)

*** (CURED) Missing Doc - EV R
COMMENT: The XXX tax returns are in The file; however, They are not signed.

*** (CURED) Quality of Appraisal Report Unacceptable - EV R
COMMENT: Appraisal reflects The subject has leased solar panels; however, does not confirm that no value was given. Appraiser to confirm no value was given for The leased solar panels.

*** (CURED) Wire Instructions - EV R
														COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	101012554	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: The loan file contains a Solar Lease agreement with XXX p. XXX. The title commitment p. XXX, does not reflect any solar. Page XXX in The file is an email from The lender to The title company. In it The lender states They are aware that The subject has solar and questions why it is not reflected on The commitment. The title company responds that it appears it was not put back on after The subject was refinanced in XX/XXXX There is no UCC in The loan file. The appraiser comments on p.XXX that The subject has an owned solar system with no additional comments regarding The solar.

*** (CURED) Missing Doc - EV R
COMMENT: The loan file is missing The Borrower Consent To The Use Of Tax Return Information Form for both borrowers.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT: Missng Pay History. First payment due XX/XX/XXXX.

*** (CURED) Wiring Instructions - EV R
														COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	891230117	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: The fraud report is missing from The loan file.

*** (CURED) Submission to DU data is not supported - EV R
COMMENT: The AUS is missing that should match The final 1008.

*** (CURED) Missing Documentation - EV R
COMMENT: Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease, Mavent, etc.) is missing from The loan file.

*** (CURED) Missing Doc - EV R
COMMENT: The final 1003 indicates a loan through XXX XXX in The amount of$XXX which is on The final CD as being paid off at closing that does not appear on The credit report. The loan is missing documentation verifying The amount and providing a payment history.

*** (CURED) Title Issue - EV R
COMMENT: The preliminary title work does not indicate The amount insured and The closing documents in The loan likewise do not indicate The amount insured is $XXX.

*** (CURED) Wire Instructions - EV R
														COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	407054665	AIG XXX 2020 - Compliance	3	1	1	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: The FNMA UCDP was not located in The loan file.

*** (CURED) Missing Documentation - EV R
COMMENT: Missing 24th month of validation of housing obligation paid timely. Please provide proof via canceled cXXXck to XXX For $XXX for The housing obligation for The month of 8-XXX. Guidelines requirements for a First Time Home Buyer are XX months housing obligation history.

*** (CURED) Missing Doc - EV R
COMMENT: The Wire Instuctions were not located in The loan file.	*** (WAIVED) ComplianceEase Exceptions Test Incomplete - EV W
															COMMENT: COVID-19 Final Condition: In compliance with AIG’s COVID-19 Guideline Update effective March 25, 2020, provide a re-verification of employment from an acceptable source via verbal, written or email documentation. Verification must include current status of employment, completion date, contact name, phone number and/or email address.
XXXXXXXXXX	XXXXXX	XXXXXXX	977172271	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: The departure residence located aThe is shown on The 1003 as being owned free and clear. The loan file is missing The title run down to verify no liens are currently attached to The property.

*** (CURED) Wire Instructions - EV R
														COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	5837XXX54	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: The business license searcXXXd on page 404 was due to expire on XX/XX/XXXX which is prior to The closing date of XX/XX/XXXX. The loan file is missing documentation verifying The borrower renewed his license for XXX with The City of XXX.

*** (CURED) Title Issue - EV R
COMMENT: The title work does not provide The amount insured and neiTher does The closing documentation

*** (CURED) VVOE > 10 days prior to Note date - EV R
														COMMENT: The VVOE on page XXX is dated XX/XX/XXXX which is more than 10 business prior to closing The date of XX/XX/XXXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	561307896	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: The borrower has refinanced his primary residence The same day as The subject loan and The file contains The Note and CD from The refinance; however, escrows are not included and There is no documentation to verify The hazard insurance payment and taxes payment on The primary residence. Provide evidence of The taxes and insurance for XXX.

*** (CURED) Flood Certification - EV R
COMMENT: The flood cert has The incorrect city for The property address. The city should match The note/DOT.

*** (CURED) IRS Tax Transcripts - EV R
COMMENT: The loan file is missing The XX/XXXX IRS transcripts as required by guidelines.

*** (CURED) Missing Doc - EV R
COMMENT: The 1008 reflects a DTI of XX% and The DU reflects a DTI of XX%. Please provide The final DU to match The 1008.

*** (CURED) Payment History and LOE for Delay - EV R
														COMMENT: A payment history is required when >15 days have elapsed since The first payment due date. (no LOE required)
XXXXXXXXXX	XXXXXX	XXXXXXX	929307553	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: Per The appraisal, The subject is on a private street. The loan file does not contain The street maintenance agreement or verification The street is maintained by The HOA.

*** (CURED) Missing Doc - EV R
COMMENT: The loan file is missing signed business tax returns.

*** (CURED) Missing sufficient employment documentation (ATR) - EV R
COMMENT: The borrower’s portion of The business, XXX is owned byXXX (a pass-through company). The file contains The business Certificate, Dept. of Taxation letter (p.XXX) and XXX, but it does not reflect who The owner of XXX is. The Articles (p.XXX) are signed by The Organizer (not eiTher borrower), and They do not reflect The members of The LLC and ownership percentage. Provide verification that The borrowers own XXX.

*** (CURED) Valid ID - Missing - EV R
														COMMENT: The loan file is missing government issued ID for both borrowers.
XXXXXXXXXX	XXXXXX	XXXXXXX	672412123	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: Missing The ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease, Mavent, etc)

*** (CURED) Wire Instructions - EV R
														COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	695576172	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT: Missing The ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease, Mavent, etc)

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT: The initial disclosures (Loan Application, Loan Estimate, Service Provider List, Homeownership Counseling and The Servicing Transfer Document) provided in The loan file were electronically signed and evidence of E-consent is missing. Per regulation, The consumers must consent to receiving documents electronically. The defect can be resolved by providing The consumer's consent.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT: A payment history is required when >15 days have elapsed since The first payment due date which was XX/XX/XXXX. (no LOE requried)

*** (CURED) Title issue - EV R
														COMMENT: The title commitment p.XXX is not complete. There are XXX pages and no ScXXXdules.
XXXXXXXXXX	XXXXXX	XXXXXXX	915220758	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Missing Doc - EV R
COMMENT: Copy of CDA order in file. Full copy of CDA is required.

*** (CURED) Mortgage Riders incomplete / inaccurate - EV R
														COMMENT: The Deed of Trust reflects that it includes a PUD Rider. The loan file contains The signature page only of The PUD Rider (p.XXX). The first page of The PUD Rider is missing.
XXXXXXXXXX	XXXXXX	XXXXXXX	524503618	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Missing AUS - EV R
COMMENT: The file did contain an AUS (P 755), but it does not match The 1008. The AUS reflects a DTI of XX%, due to counting oTher REO twice. The actual DTI, which is reflected on 1008 (P 156), is XX%. An updated AUS is required.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT: A payment history is required when >15 days have elapsed since The first payment due date. (no LOE required)

*** (CURED) Wire Instructions - EV R
														COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	935224143	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Missing AUS - EV R
COMMENT: Final AUS is missing. AUS, Page 175, reflects value of$XXX and LTV of XX%. The 1008 in file reflects value of$XXX and LTV of XX%. The appraisal, CDA and UCDP reflect value of$XXX. The property was purchased in XXX, so appraisal value would have been appropriate to utilize. In addition, The DTI on AUS is XX, The DTI on 1008 is XX%. The income does not match The 1008 and The taxes and insurance on AUS do not match escrow amount on CD, on HOI policy and tax documentation in file.

*** (CURED) IRS Tax Transcripts - EV R
														COMMENT: The loan file is missing tax transcripts.
XXXXXXXXXX	XXXXXX	XXXXXXX	736916365	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT: The Settlement Statement for The sale of The departure residence is in The file (p.XXX) showing net proceeds and The mortgages being paid off; however, it is not signed by The borrowers or The settlement agent. Provide The final Settlement Statement signed.

*** (CURED) Missing Doc - EV R
COMMENT: The credit report reflects The first and second mortgages for The departure residence paid thru XX/XXXX and XX/XXXX, respectively. The Settlement Statement for The sale dated XX/XX/XXXX shows The first mortgage was paid current and due for XX/XX/XXXX; however, There is no evidence The second with XXX Bank was paid current at The time of The sale.

*** (CURED) Valid ID - Missing - EV R
														COMMENT: The loan file is missing a copy of The borrower’s government issued ID.
XXXXXXXXXX	XXXXXX	XXXXXXX	880969624	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) IRS Tax Transcripts - EV R
COMMENT: Loan closed on XX/XX/XXXX. Borrower filed XXX 1040 before The deadline for filing XXX tax returns. File is missing The XXX 1040 Tax Transcript.

*** (CURED) Wire Instructions - EV R
														COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	184721989	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Income documentation is incomplete - EV R
COMMENT: The loan file is missing The signed XXX tax return. The return is in The file; however, it isn't signed.

*** (CURED) Right of Rescission missing or unexecuted - EV R
														COMMENT: The consumer(s) was provided The incorrect RTC version. The consumer is refinancing with a new creditor; however, The version provided is for a refinance with The same creditor. Version H-9 was provided; Version H-8 was required. The defect can be resolved by opening rescission and providing The correct ROR version.
XXXXXXXXXX	XXXXXX	XXXXXXX	873484443	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1		*** (CURED) Income documentation is incomplete - EV R COMMENT: The loan file is missing The signed XXX tax returns. The returns are in The file; however, They are not signed.
XXXXXXXXXX	XXXXXX	XXXXXXX	934990812	AIG XXX 2021 - Compliance	2	2	2	1	1	2	1	1	*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT: The loan file is missing The YTD Balance SXXXet forXXX. The borrower is a self-employed XXX, and The lender used an average of The XXX W2 income and none of The 1120-S income. However, The file is missing The YTD paystubs for The use of The wage income. Using The XXX and XXX W2 income along with The XXX and XXX 1120-S income gives The borrower significantly more monthly income,$XXXraTher than The $XXX The lender used. However, The file is missing The YTD balance sXXXet for The business, XXX Both The wage and 1120-S income was used at audit, requiring The YTD balance sXXXet.

*** (CURED) Wiring Instructions - EV R
														COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	601460307	AIG XXX 2020 - Compliance	3	2	3	1	1	2	1	1	*** (CURED) Hazard Insurance - EV R
COMMENT: The hazard insurance policy in The file (p.XXX) expires XX/XX/XXXX, which is less than 50 calendar days from The closing; Therefore, per guidelines Section 1.08, a renewal policy is required.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT: Per guidelines Section 6.01, a written VOE is acceptable provided it is accompanied by a minimum of one paystub dated within 30 calendar days of The application date. The loan file contains a written VOE and two years tax returns; however, does not contain The required paystub.

*** (CURED) Unable to verify PITI on oTher mortgage related obligations (ATR) - EV R
COMMENT: Per The Data Verify (p.XXX), The borrower purchased vacant land aThe on XX/XX/XXXX with a loan amount of$XXX. This is not disclosed on The loan application. Provide documentation to verify The mortgage payment, and taxes to be included in The DTI as well as The mortgage payment history to verify no late payments.	*** (WAIVED) Missing Documentation - EV W
															COMMENT: The loan file contains XXX tax returns, proof The tax liability has been paid and The transcripts came back dated XX/XX/XXXX that There was no record of a processed tax return for XXX. The loan file is missing The tax transcript for XXX or confirmation of receipt from The IRS as required by guidelines Section 6.01.
XXXXXXXXXX	XXXXXX	XXXXXXX	201531186	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Final Inspection - EV R
COMMENT: The appraisal dated XX/XX/XXXX was completed prior to The disaster end date of XX/XX/XXXX. The appraiser had no comment regarding The FEMA declaration. A post-disaster property inspection is required.

*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT: A payment history is required when >15 days have elapsed since The first payment due date. (no LOE required)

*** (CURED) Valid ID - Missing - EV R
														COMMENT: A government issued photo ID is missing from The loan file.
XXXXXXXXXX	XXXXXX	XXXXXXX	881923349	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Final Inspection - EV R
COMMENT: Per FEMA, The subject is in an ongoing disaster area for wildfires beginning XX/XX/XXXX. The appraiser does address (p.XXX) stating The subject property is not in an area directly impacted and is 99% contained; however continuously evolving. The loan file does not contain a disaster re-inspection.

*** (CURED) ComplianceEase Exceptions Test Incomplete - EV R

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT: This loan failed The charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to The credit report on CD XX/XX/XXXX was not accepted because a valid reason was not provided. A cost to cure in The amount of$XXX is required. The defect can be cured by reimbursing The consumer or providing a valid reason for The change. If curing The violation with a refund, The following documents are required: LOE to consumer(s), corrected PCCD, copy of The refund, and proof of delivery (mailing label).

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT: This loan failed The charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to The credit report on CD XX/XX/XXXX was not accepted because a valid reason was not provided. A cost to cure in The amount of$XXX is required. The defect can be cured by reimbursing The consumer or providing a valid reason for The change. If curing The violation with a refund, The following documents are required: LOE to consumer(s), corrected PCCD, copy of The refund, and proof of delivery (mailing label).

*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing verification that The entire subordinate lien, which is a line of credit, was used to purchase The subject property and There have been no cumulative draws greater than $XXX in The past XX months from The line of credit as required to confirm The subject transaction is eligible as a Rate & Term refinance.

*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.

*** (CURED) Missing Doc - EV R
COMMENT: The Demographic information for The co-borrower on both The initial and final applications do not have The information provided through section completed (p.XXX & XXX) as required by guidelines section 1.03.

*** (CURED) Title issue - EV R
														COMMENT: The preliminary title does not reflect The policy amount and The loan file does not contain The final title policy to verify The policy amount is sufficient.
XXXXXXXXXX	XXXXXX	XXXXXXX	863812932	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Documentation Does Not Support - EV R
COMMENT: The XX/XX/XXXX AUS p.144 in The loan file does not match The 1008 p. XXX and final 1003 p.615. The AUS shows The OTher Monthly payments as $XXX with a DTI of XX% while The 1003 show The OTher Monthly payments as $XXX with a DTI of XX%. The discrepancy is due to an open XXX account with a $XXX monthly payment which DU is not counting in The DTI as it has included The XXX balance in The amount of reserves required to be verified per page XXX.

*** (CURED) IRS Tax Transcripts - EV R
COMMENT: The loan file is missing The IRS tax transcripts. However, The loan file contains a signed 4506-C p. XXX so The transcripts can be obtained.

*** (CURED) Payment History and LOE for Delay - EV R
														COMMENT: A payment history is required when >15 days have elapsed since The first payment due date. First payment date was XX/XX/XXXX (No LOE required).
XXXXXXXXXX	XXXXXX	XXXXXXX	878912115	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Documentation Does Not Support - EV R
COMMENT: The AUS in file is Approve/Ineligible as a limited cash out due to input data relative to exceeding 2% threshold. The final CD was within tolerance but The file did not contain corrected AUS.

*** (CURED) Missing Documentation - EV R
														COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	170116961	AIG XXX 2020 - Compliance	2	2	1	1	2	1	1	2	*** (CURED) Credit history insufficient/does not meet guidelines (ATR) - EV R
COMMENT: The credit report reflects The subject mortgage last paid XX/XXXX with The Note date of XX/XX/XXXX. The payoff statement shows next due XX/XX/XXXX with late charges of $XXX(p.XXX). The loan file does not contain evidence The payments from XX/XXXX-XX/XXXX were paid on time.

*** (CURED) Income documentation is incomplete - EV R
COMMENT: The loan file is missing The complete XXX tax returns. The signature page is in The file (p.366); however, The actual complete XXX tax returns are missing.

*** (CURED) Wiring Instructions - EV R
														COMMENT: The loan file is missing The wiring instructions for The subject purchase with AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	949181497	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R

*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.

*** (CURED) Hazard Insurance - EV R
COMMENT: The HOI Policy coverage amount is $XXX, XXX. The total replacement cost is $XXX, per appraisal.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT: The initial and/or any revised Loan Estimate is missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed. The defect can be cured by providing The initial and any revised Loan Estimates that were issued to The consumer.

*** (CURED) Notice of Servicing Transfer missing or unexecuted - EV R
														COMMENT: The file is missing all of The LE's; Therefore The Servicing Information was not disclosed to The consumer.
XXXXXXXXXX	XXXXXX	XXXXXXX	830530642	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT: The loan failed The Right of Rescission test. The consumer XXX exercise The right to rescind until midnight of The third business day following consummation, delivery of The notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whicXXXver occurs last.The funding date is before The third business day following consummation. Consummation took place on XX/XX/XXXX and per The The last revised CD issued on XX/XX/XXXX, The loan disbursed on XX/XX/XXXX. Loan could not disbursed until after The end of The rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing The true funding date.

*** (CURED) Right of Rescission missing or unexecuted - EV R
COMMENT: The loan file is missing The Right of Rescission for The co-borrower, MatThew Delaney.

*** (CURED) VVOE > 10 days prior to Note date - EV R
														COMMENT: In compliance with AIG’s COVID-19 Guideline Update effective XX/XX/XXXX, provide a re-verification of employment from an acceptable source via verbal, written or email documentation. Verification must include current status of employment, completion date, contact name, phone number and/or email address.
XXXXXXXXXX	XXXXXX	XXXXXXX	493312342	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) ComplianceEase TILA Test Failed - EV R

*** (CURED) ROR funding date before end of required rescission period - EV R
COMMENT: The loan failed The Right of Rescission test. The funding date is before The third business day following consummation. The consumer XXX exercise The right to rescind until midnight of The third business day following consummation, delivery of The notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whicXXXver occurs last. Consummation took place on XX/XX/XXXX and per The last revised CD issued on XX/XX/XXXX, The loan disbursed on XX/XX/XXXX. Loan could not disbursed until after The end of The rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing The true funding date.

*** (CURED) Wire Instructions - EV R
														COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	628093484	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) ComplianceEase Risk Indicator is "Significant" - EV R

*** (CURED) ComplianceEase State/Local Predatory Test Failed - EV R
COMMENT: State of MD DTI test.

*** (CURED) ComplianceEase TILA Test Failed - EV R

*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
														COMMENT: This loan failed The initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from The loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing The initial CD as well as evidence showing that it was received by The consumer 3 business days prior to The consummation date, XX/XX/XXXX. If disclosure was delivered electronically, The E-consent is required as well.
XXXXXXXXXX	XXXXXX	XXXXXXX	658472751	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT: Violation addressed under anoTher category.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT: Violation addressed under anoTher category.

*** (CURED) ROR funding date before end of required rescission period - EV R
COMMENT: The loan failed The Right of Rescission test. The funding date is before The third business day following consummation. The consumer XXX exercise The right to rescind until midnight of The third business day following consummation, delivery of The notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whicXXXver occurs last. Consummation took place on XX/XX/XXXX and per The last revised CD/PCCD issued on XX/XX/XXXX, The loan disbursed on XX/XX/XXXX. Loan could not disburse until after The end of The rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing The true funding date.

*** (CURED) Wiring Instructions - EV R
														COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	260498963	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing an income Worksheet for The borrower. The file contains two copies of The income Worksheet for The co-borrower.

*** (CURED) Hazard Insurance - EV R
COMMENT: The hazard insurance coverage is for $XXX plus an additional 50% replacement cost for total of $XXXcoverage. The loan amount is $XXX. The coverage is not sufficient to cover The loan amount and The loan file does not contain a Replacement Cost Estimator to confirm coverage is sufficient.

*** (CURED) Missing Doc - EV R
COMMENT: Tax transcripts are required. Please provide for tax years XXX and XXX.

*** (CURED) Valid ID - Missing - EV R
														COMMENT: The file is missing The government issued ID for both borrowers.
XXXXXXXXXX	XXXXXX	XXXXXXX	944249288	AIG XXX 2021 - Compliance	1	1	2	1	1	1	1	1	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT: This loan failed The charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to The following fees was not accepted because The change was not disclosed within 3-business days: Points - Loan Discount Fee. The change occurred on XX/XX/XXXX; however, The disclosure was not issued until XX/XX/XXXX. A cost to cure in The amount of $896.00 is required. The defect can be cured by reimbursing The consumer or providing evidence that The change was disclosed within 3-business days. If curing with a reimbursement, The following documents are required: LOE to consumer(s), PCCD, copy of The refund, and proof of delivery (mailing label).

*** (CURED) Wire Instructions - EV R
COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.	*** (WAIVED) Cash reserves less than required by guidelines - EV W
															COMMENT: Assets in file are not sufficient to cover closing and required reserves. The loan was submitted with and contained documentation to support $XXX in assets (P 406). The Borrower paid $XXX at close (P 416) and $XXX was required for XX months reserves, per AIG Jumbo Guidelines XX/XX/XXXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	355173865	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT: This loan failed The TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ).The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX. The loan is understated by $XXX. The following fees were included in The calculation: Document Prep Fee $XXX, Flood Cert $XXX, Processing Fee $$XXX, Title Closing Protection Letter$XXX, Title Escrow Fee $XXX, Title Recording Services Fee $XXX, Underwriting Fee $XXX. The defect can be cured by reimbursing The consumer or providing information as to why The violation is invalid.

*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.

*** (CURED) Missing TRID RESPA Disclosures - EV R
														COMMENT: The Cash to Close on The CCTC table on page 3 of The CD issued on XX/XX/XXXX in The LE column does not match The Estimated Cash to Close on The CCTC table (page 2) of The initial LE issued on XX/XX/XXXX. The CD shows $XXX whereas The LE $XXX,171; These two must match. The defect can be resolved by providing a corrected PCCD and proof of delivery (mailing label).
XXXXXXXXXX	XXXXXX	XXXXXXX	510766364	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) ComplianceEase TILA Test Failed - EV R

*** (CURED) ROR funding date before end of required rescission period - EV R
COMMENT: The loan failed The Right of Rescission test. The funding date is before The third business day following consummation. The consumer XXX exercise The right to rescind until midnight of The third business day following consummation, delivery of The notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whicXXXver occurs last. Consummation took place on XX/XX/XXXX and per The last revised CD issued on XX/XX/XXXX, The loan disbursed on XX/XX/XXXX. Loan could not disburse until after The end of The rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing The true funding date.

*** (CURED) Title issue - EV R
COMMENT: The preliminary title does not reflect The policy amount and The loan file does not contain The final title policy to verify sufficient coverage was obtained.

*** (CURED) Wiring Instructions - EV R
														COMMENT: The file is missing The wiring instructions for The subject loan purchase by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	785046772	AIG XXX 2020 - Compliance	2	2	1	1	2	1	1	2	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) ComplianceEase TILA Test Failed - EV R

*** (CURED) Missing Fraud Report - EV R
COMMENT: The fraud report is missing from The loan file.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT: The age of The loan file is 41 days from The Note date. The loan file is missing The payment history and LOE for The delay.

*** (CURED) ROR funding date before end of required rescission period - EV R
COMMENT: The loan failed The Right of Rescission test. The funding date is before The third business day following consummation. The consumer XXX exercise The right to rescind until midnight of The third business day following consummation, delivery of The notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whicXXXver occurs last. Consummation took place on XX/XX/XXXX and per The last revised CD issued on XX/XX/XXXX, The loan disbursed on XX/XX/XXXX. Loan could not disburse until after The end of The rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing The true funding date.

*** (CURED) Title Issue - EV R
														COMMENT: The title work is missing The amount insured.
XXXXXXXXXX	XXXXXX	XXXXXXX	762826270	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) ComplianceEase TILA Test Failed - EV R

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT: This loan failed The initial closing disclosure delivery date test (12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from The loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing The initial CD as well as evidence showing that it was received by The consumer 3 business days prior to The consummation date, XX/XX/XXXX. If disclosure was delivered electronically, The E-consent is required as well.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT: There is no evidence of an initial CD provided to The non-borrower. Per regulation, CD(s) must be provided to all who have The right to rescind. The defect can be resolved by providing evidence showing The non-borrower received The disclosure timely. If disclosure was received electronically, The Econsent is required as well.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT: The Cash to Close on The CCTC table on page 3 of The CD issued on XX/11XX/XXXX in The LE column does not match The Estimated Cash to Close on The CCTC table (page 2) of The revised LE issued on XX/XX/XXXX. The CD shows $XXXwhereas The LE $XXX; These two must match. The defect can be resolved by providing a corrected PCCD and proof of delivery (mailing label).

*** (CURED) ROR funding date before end of required rescission period - EV R
COMMENT: The loan failed The Right of Rescission test. The funding date is before The third business day following consummation. The consumer XXX exercise The right to rescind until midnight of The third business day following consummation, delivery of The notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whicXXXver occurs last. Consummation took place on XX/XX/XXXX and per The last revised CD issued on XX/XX/XXXX, The loan disbursed on XX/XX/XXXX. Loan could not disburse until after The end of The rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing The true funding date.

*** (CURED) Wire Instructions - EV R
														COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	948261678	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) ComplianceEase TILA Test Failed - EV R

*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT: This loan failed The initial closing disclosure delivery date test (12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from The loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing The initial CD as well as evidence showing that it was received by The consumer 3 business days prior to The consummation date, XX/XX/XXXX. If disclosure was delivered electronically, The E-consent is required as well.

*** (CURED) Title Issue - EV R
COMMENT: The title work does not indicate The insured amount.

*** (CURED) Valid ID - Missing - EV R
COMMENT: The loan file is missing The borrower's government issued photo ID.

*** (CURED) VVOE > 10 days prior to Note date - EV R
														COMMENT: The VVOE dated within 10 business days from closing is missing.
XXXXXXXXXX	XXXXXX	XXXXXXX	761612576	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) ComplianceEase TILA Test Failed - EV R

*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.

*** (CURED) Income documentation is incomplete - EV R
COMMENT: The loan file is missing The signed XXX and XXX tax returns. The returns are in The file; however, They are not signed.

*** (CURED) Missing Doc - EV R
COMMENT: The subject loan is going into a trust. Loans that close in The name of a trust require an attorney’s opinion letter or lender attestation confirming that The trust meets secondary market/ applicable state guidelines. The attorney's letter is missing from The loan file.trust

*** (CURED) ROR funding date before end of required rescission period - EV R
COMMENT: The loan failed The Right of Rescission test. The funding date is before The third business day following consummation. The consumer XXX exercise The right to rescind until midnight of The third business day following consummation, delivery of The notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whicXXXver occurs last. Consummation took place on XX/XX/XXXX and per The last revised CD issued on XX/XX/XXXX, The loan disbursed on XX/XX/XXXX. Loan could not disburse until after The end of The rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing The true funding date.

*** (CURED) Title Issue - EV R
COMMENT: The title work is missing The insured amount.

*** (CURED) Valid ID - Missing - EV R
														COMMENT: The file is missing The government issued ID for both borrowers.
XXXXXXXXXX	XXXXXX	XXXXXXX	952383057	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) ComplianceEase TILA Test Failed - EV R

*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.

*** (CURED) ROR funding date before end of required rescission period - EV R
														COMMENT: The loan failed The Right of Rescission test. The funding date is before The third business day following consummation. The consumer XXX exercise The right to rescind until midnight of The third business day following consummation, delivery of The notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whicXXXver occurs last. Consummation took place on XX/XX/XXXX and per The last revised CD issued on XX/XX/XXXX, The loan disbursed on XX/XX/XXXX. Loan could not disburse until after The end of The rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing The true funding date.
XXXXXXXXXX	XXXXXX	XXXXXXX	871694168	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) ComplianceEase TILA Test Failed - EV R

*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT: This loan failed The initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from The loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing The initial CD as well as evidence showing that it was received by The consumer 3 business days prior to The consummation date, XX/XX/XXXX. If disclosure was delivered electronically, The E-consent is required as well.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT: There is no evidence of an initial CD provided to The non-borrower. Per regulation, CD(s) must be provided to all who have The right to rescind. The defect can be resolved by providing evidence showing The non-borrower received The disclosure timely. If disclosure was received electronically, The Econsent is required as well.

*** (CURED) Payment History and LOE for Delay - EV R
														COMMENT: A payment history is required when >15 days have elapsed since The first payment due date. (no LOE required)
XXXXXXXXXX	XXXXXX	XXXXXXX	778429168	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) ComplianceEase TILA Test Failed - EV R

*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.

*** (CURED) ROR funding date before end of required rescission period - EV R
COMMENT: The loan failed The Right of Rescission test. The funding date is before The third business day following consummation. The consumer XXX exercise The right to rescind until midnight of The third business day following consummation, delivery of The notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whicXXXver occurs last. Consummation took place on XX/XX/XXXX and per The last revised CD issued on XX/XX/XXXX, The loan disbursed on XX/XX/XXXX. Loan could not disburse until after The end of The rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing The true funding date.

*** (CURED) Fully executed Trust Agreement is missing - EV R
														COMMENT: The subject transaction closed in an XXX. The file did not contain The required attorney opinion letter or lender legal attestation stating The trust met Secondary Marketing requirements.
XXXXXXXXXX	XXXXXX	XXXXXXX	156159734	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) ComplianceEase TILA Test Failed - EV R

*** (CURED) Missing Documentation - EV R
COMMENT: The file is missing The FNMA UCDP results.

*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
														COMMENT: This loan failed The revised Closing Disclosure delivery date test (waiting period required). An APR change required a revised Closing Disclosure. The Revised CD issued on XX/XX/XXXX had a disclosed APR of 3.296%, which is an increase from The previous CD issued on XX/XX/XXXX with APR of 3.151%. The APR difference is .145% which is above The allowable tolerance (0.125%). The Revised CD issued on XX/XX/XXXX was not received by The borrower at least three business days prior to The Consummation Date, XX/XX/XXXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	884607322	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) ComplianceEase State Regulations Test Failed - EV R
COMMENT: DTI Provided Test

*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT: This loan failed The charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii)) Because The loan failed The Initial LE date test, any values that would change under a valid changed circumstance if The disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of The following additions/increases: Title Fees. The violation XXX be cured if documentation is provided showing The disclosure was delivered timely.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT: The loan failed The Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXX was not disclosed within 3 days of The application date, XX/XX/XXXX. If a Loan Estimate was given within 3 days of The application, The defect can be resolved by providing such disclosure.

*** (CURED) VVOE > 10 days prior to Note date - EV R
COMMENT: The VVOE within 10 business days of closing for The borrower’s business Logic Mind and XXXalth LLC is missing from The loan file.

*** (CURED) Wire Instructions - EV R
														COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	456048832	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) ComplianceEase Risk Indicator is "Elevated" - EV R

*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT: This loan failed The initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from The loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing The initial CD as well as evidence showing that it was received by The consumer 3 business days prior to The consummation date, XX/XX/XXXX. If disclosure was delivered electronically, The E-consent is required as well.

*** (CURED) Mortgage history for primary residence less than XX months - EV R
														COMMENT: The credit report only reflected XX months mortgage history. The borrower purchased The property XX/XXXX. The borrower stated on application previous residence was owned, but credit report reflects last mortgage date of XX/XXXX. There is no evidence in file of sourcing 12 month mortgage payment history.
XXXXXXXXXX	XXXXXX	XXXXXXX	245758147	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) ComplianceEase Risk Indicator is "Elevated" - EV R

*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT: This loan failed The charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to The following fees was not accepted because The change was not disclosed within 3-business days: Discount Points$XXX. The change occurred on XX/XX/XXXX; however, The disclosure was not issued until XX/XX/XXXX. A cost to cure in The amount of$XXX is required. The defect can be cured by reimbursing The consumer or providing evidence that The change was disclosed within 3-business days. If curing with a reimbursement, The following documents are required: LOE to consumer(s), PCCD, copy of The refund, and proof of delivery (mailing label).

*** (CURED) Missing Documentation - EV R
COMMENT: Title ScXXXdule C #25 on pages XXX and XXX asks for The following: Title company requires subordination of pumping assessment lien as set out in Volume 1545, Page XXX, Volume 1561, Page XXX, Instrument No. 20-04126, and clarified in document dated XX/XX/XXXX, recorded under Instrument No. 20-04564, Official Public Records of XXX, Texas, and which XXX be determined to be superior to The lien to be insured. The loan file does not contain any documentation for The subordination of this lien or any documentation showing this lien does not require subordination. GL p. XXX

*** (CURED) Payment History and LOE for Delay - EV R
														COMMENT: Loan first payment was due on XX/XX/XXXX. Please provide payment history. LOE not required.
XXXXXXXXXX	XXXXXX	XXXXXXX	936126437	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) ComplianceEase Exceptions Test Failed - EV R

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) Title policy missing - EV R
COMMENT: The title work is missing The amount insured.

*** (CURED) Wire Instructions - EV R
														COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	149693072	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) ComplianceEase Exceptions Test Failed - EV R

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) Hazard Insurance - EV R
COMMENT: The HOI policy in file P 340/621, reflects a replacement coverage amount of$XXX. The appraisal reflects The replacement value as $XXX. The loan amount is $XXX. Coverage is not sufficient.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT: This loan failed The initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from The loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing The initial CD as well as evidence showing that it was received by The consumer 3 business days prior to The consummation date, XX/XX/XXXX. If disclosure was delivered electronically, The E-consent is required as well.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT: This loan failed The revised loan estimate delivery date test (prior to consummation) ( 12 CFR §1026.19(e)(4)(ii) ) Without evidence of receipt, it is assumed that The disclosure dated XX/XX/XXXX was mailed, and Therefore not received by The consumer 4 business days prior to The consummation date, XX/XX/XXXX. The defect can be cured by providing evidence showing The consumer received The disclosure 4 business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as The consumer's E-consent is required.

*** (CURED) Special information booklet is Missing - EV R
														COMMENT: The Home Loan Toolkit is missing. Per Regulation, The Home Loan Toolkit must be provided to The borrower in connection with all purchase loans. The defect XXX be cured by providing evidence that shows The consumer received The disclosure within 3 days of The application date, XX/XX/XXXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	444160095	AIG XXX 2020 - Compliance	2	2	2	1	1	2	1	1	*** (CURED) ComplianceEase Exceptions Test Failed - EV R

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT: This loan failed The charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to The following fees was not accepted because The change was not disclosed within 3-business days: Credit Report Fee. The change occurred on XX/XX/XXXX; however, The disclosure was not issued until XX/XX/XXXX. A cost to cure in The amount of $XXX is required. The defect can be cured by reimbursing The consumer or providing evidence that The change was disclosed within 3-business days. If curing with a reimbursement, The following documents are required: LOE to consumer(s), PCCD, copy of The refund, and proof of delivery (mailing label).

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT: The income calculation Worksheets for The borrowers’ income is missing from The loan file.

*** (CURED) Missing Doc - EV R
COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.

*** (CURED) Payment History and LOE for Delay - EV R
														COMMENT: Please provide payment history, first payment due date was XX/XX/XXXX. (LOE not required)
XXXXXXXXXX	XXXXXX	XXXXXXX	656146813	AIG XXX 2020 - Compliance	3	1	1	1	1	1	1	1	*** (CURED) ComplianceEase Exceptions Test Failed - EV R

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) ComplianceEase TILA Test Failed - EV R

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT: This loan failed The charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because The loan failed The initial CD delivery date test, any values that would change under a valid changed circumstance if The disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, The increase to The following fees on XX/XX/XXXX did not reset The baseline: Points Loan Discount fee. The violation XXX be cured if documentation is provided showing The disclosure was delivered timely.

*** (CURED) Missing Documentation - EV R
COMMENT: The Note is dated XX/XX/XXXX, which is more than 60 days. A payment/disbursement history is required on or after The 25th day of The month. (no explanation required)

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT: The re-calculated DTI is XX% due to consumer debt of$XXX that is on The credit report and There is no evidence in The file it was paid; however, at origination it was excluded as paid. As The subject loan includes a gift, The maximum allowable DTI of XX% and The DTI exceeds 40%. Provide documentation to support The omission of The XXX credit accounts #XXX and #XXX as The loan file does not contain this documentation.

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT: Per The final CD, The borrower paid $XXX,973.12 at closing. The borrower has verified assets of $XXXwhich is not sufficient to meet closing and reserve requirements. The borrower’s cXXXcking account #XXX has a balance of $XXX on XX/XX/XXXX; however, There are two cancelled cXXXcks from this account paying off debt that are dated XX/XX/XXXX (p.XXX) for $XXX and one for $XXX dated XX/XX/XXXX (p.XXX). when deducting These payments from The balance, The available balance is $XXX. The borrower also has savings of $XXX for total verified assets of $$XXX, which is only 4.61 months reserves and The program requires six months reserves.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT: This loan failed The initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) )The initial CD is missing from The loan file. The only CD provided was issued XX/XX/XXXX> and signed at consummation. The violation can be cured by providing The initial CD as well as evidence showing that it was received by The consumer 3 business days prior to The consummation date, XX/XX/XXXX. If disclosure was delivered electronically, The E-consent is required as well.

*** (CURED) Unable to verify all credit obligations (ATR) - EV R
														COMMENT: The re-calculated DTI is XX% due to consumer debt of$XXX that is on The credit report and There is no evidence in The file it was paid; however, at origination it was excluded as paid. As The subject loan includes a gift, The maximum allowable DTI of XX% and The DTI exceeds 40%. Provide documentation to support The omission of The XXX credit accounts #XXX and #XXX as The loan file does not contain this documentation.
XXXXXXXXXX	XXXXXX	XXXXXXX	173491018	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) ComplianceEase Exceptions Test Failed - EV R

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) ComplianceEase TILA Test Failed - EV R

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT: This loan failed The charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition to The Appraisal Desk Review on XX/XX/XXXX was not accepted. Although The change appears to be valid, because a COC was not provided, auditor is unable to determine if The revised disclosure was provided within 3 business days of The change. A cost to cure in The amount of$XXX is required. The defect can be cured by reimbursing The consumer or by providing a date for The change. If curing The violation with a refund, The following documents are required: LOE to consumer(s), PCCD, and copy of The refund.

*** (CURED) ROR funding date before end of required rescission period - EV R
COMMENT: The loan failed The Right of Rescission test. The funding date is before The third business day following consummation. The consumer XXX exercise The right to rescind until midnight of The third business day following consummation, delivery of The notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whicXXXver occurs last. Consummation took place on XX/XX/XXXX and per The last revised CD issued on XX/XX/XXXX, The loan disbursed on XX/XX/XXXX. Loan could not disburse until after The end of The rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing The true funding date.

*** (CURED) Wire Instructions - EV R
														COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	228554248	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) ComplianceEase Exceptions Test Failed - EV R

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) ComplianceEase TILA Test Failed - EV R

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT: This loan failed The charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because The loan failed The initial CD delivery date test, any values that would change under a valid changed circumstance if The disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, The increase to The following fees on XX/XX/XXXX did not reset The baseline: Discount Fee $XXX. The violation XXX be cured if documentation is provided showing The disclosure was delivered timely.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
														COMMENT: This loan failed The initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from The loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing The initial CD as well as evidence showing that it was received by The consumer 3 business days prior to The consummation date, XX/XX/XXXX. If disclosure was delivered electronically, The E-consent is required as well.
XXXXXXXXXX	XXXXXX	XXXXXXX	652489780	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) ComplianceEase Exceptions Test Failed - EV R

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) ComplianceEase TILA Test Failed - EV R

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT: This loan failed The charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because The loan failed The initial CD delivery date test, any values that would change under a valid changed circumstance if The disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, The increase to The following fees on XX/XX/XXXX did not reset The baseline: Discount Points $XXX. The violation XXX be cured if documentation is provided showing The disclosure was delivered timely.

*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT: This loan failed The lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) Because The loan failed The initial CD delivery date test, any values that would change under a valid changed circumstance if The disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, The decrease to lender credits on XX/XX/XXXX did not reset The baseline. The violation XXX be cured if documentation is provided showing The disclosure was delivered timely.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT: This loan failed The initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from The loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing The initial CD as well as evidence showing that it was received by The consumer 3 business days prior to The consummation date, XX/XX/XXXX. If disclosure was delivered electronically, The E-consent is required as well.

*** (CURED) ROR funding date before end of required rescission period - EV R
COMMENT: The loan failed The Right of Rescission test. The funding date is before The third business day following consummation. The consumer XXX exercise The right to rescind until midnight of The third business day following consummation, delivery of The notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whicXXXver occurs last. Consummation took place on XX/XX/XXXX and per The last revised CD/PCCD issued on XX/XX/XXXX, The loan disbursed on XX/XX/XXXX. Loan could not disburse until after The end of The rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing The true funding date.

*** (CURED) Wire Instructions - EV R
														COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	541297752	AIG XXX 2021 - Compliance	2	2	1	1	2	1	1	2	*** (CURED) ComplianceEase Exceptions Test Failed - EV R

*** (CURED) ComplianceEase Risk Indicator is "Critical" - EV R

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT: This loan failed The charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because The loan failed The initial LE delivery date test, any values that would change under a valid changed circumstance if The disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $XXX and will not reset. The violation XXX be cured if documentation is provided showing disclosure was delivered timely.

*** (CURED) Missing Documentation - EV R
COMMENT: The XXXLOC agreement for The second lien through Cenlar which was subordinated to The subject loan is missing from The loan file.

*** (CURED) Homeownership Counseling List - EV R
COMMENT: The Homeownership Counseling Disclosure (HOC) dated XX/XX/XXXX was not disclosed within 3 days of The application date, XX/XX/XXXX. The defect can be resolved by providing evidence that shows The disclosure was provided within 3-business days of application.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT: The loan failed The Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXX was not disclosed within 3 days of The application date, XX/XX/XXXX. If a Loan Estimate was given within 3 days of The application, The defect can be resolved by providing such disclosure.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT: The Service Provider List issued on XX/XX/XXXX was not disclosed within 3 days of The application date, XX/XX/XXXX. As a result, fees that The borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing The SPL that was provided to The consumer within 3 business days of application.

*** (CURED) VVOE > 10 days prior to Note date - EV R
COMMENT: The Equifax VVOE for The borrower's employment through XXX is dated XX/XX/XXXX with an as of date of XX/XX/XXXX which is 38 days from The closing date of XX/XX/XXXX. Per Section 6.01 (i) of The guideline’s states: a verbal verification of employment when provided by a third party and dated within ten business days of The date of consummation is acceptable. If The “information current as-of” date on The verification is older than 35 calendar days, updated verification documentation must be provided. The update is missing.

*** (CURED) Wire Instructions - EV R
														COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	905529695	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) AUS: File does not contain all AUS Reports run - EV R
COMMENT: The loan file is missing The final DU submission. The DTI of The submission in The file is XX% whereas The 1008 indicates a DTI of XX%.

*** (CURED) Missing Documentation - EV R
														COMMENT: The fraud report is missing from The loan file.
XXXXXXXXXX	XXXXXX	XXXXXXX	639680148	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) AUS: File does not contain all AUS Reports run - EV R
COMMENT: Lender Guidelines, Sec. 1.01 Matrices, Additional Documentation Requirements states Final AUS submissions must be provided in each closed loan package. The loan file does not contain an AUS submission as required.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT: There is no evidence of an initial CD provided to The non-borrower. Per regulation, CD(s) must be provided to all who have The right to rescind.

*** (CURED) Title issue - EV R
														COMMENT: The subject property has a second lien with JPMCL HL with an available credit line of$XXX0,000 and balance outstanding of $XXX. The preliminary title does not reflect The subordinated lien.
XXXXXXXXXX	XXXXXX	XXXXXXX	930371408	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Assets are not sufficient to close - EV R
COMMENT: The loan file is missing documentation to verify sufficient funds for The closing and for The required reserves by$XXX.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) Missing Appraisal - EV R
COMMENT: The loan file is missing The appraisal. The file contains only The final inspection p.XXX

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT: Loan payment was first due on XX/XX/XXXX. Please provide payment history. LOE not required.

*** (CURED) Tax Returns - EV R
														COMMENT: The loan file is missing signed business tax returns. The returns are in The file; however, They are not signed p XXX
XXXXXXXXXX	XXXXXX	XXXXXXX	741494885	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Assets are not sufficient to close - EV R
COMMENT: Per The final CD, The borrowers gave an EMD of$XXX,000 and paid $XXX at closing. The loan file contains documents for two gifts that were wired from The borrowers moTher directly to XXX. One in The amount of $XXX and one in The amount of $XXXon XX/XX/XXXX and XX/XX/XXXX respectively. The final CD does not reflect The gifts that were given to The Settlement Agent as required by guidelines Gift Funds Eligibility section (p.10). Additionally, The borrowers have sold Their departure residence according to The loan application and DU, with net proceeds of$XXX; however, The loan file does not contain The final CD for The sale of The home confirming this. Without verification of The net proceeds, The borrowers have verified assets of$XXX, which is not sufficient to close or meet The six-month reserve requirement.

*** (CURED) Cash reserves less than required by guidelines - EV R
COMMENT: The borrowers have sold Their departure residence according to The loan application and DU, with net proceeds of$XXX; however, The loan file does not contain The final CD for The sale of The home confirming this. Without verification of The net proceeds, The borrowers have verified assets of$XXX, which is not sufficient to close or meet The six-month reserve requirement.

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT: The borrowers have sold Their departure residence according to The loan application and DU, with net proceeds of$XXX; however, The loan file does not contain The final CD for The sale of The home confirming this. Without verification of The net proceeds, The borrowers have verified assets of$XXX, which is not sufficient to close or meet The six-month reserve requirement.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT: The borrower’s income was calculated at origination based on 21.5 weeks per year (p.XXX); however, The file does not contain any documentation or verification from The employer of how many weeks per year The borrower is paid.

*** (CURED) Unable to verify all credit obligations (ATR) - EV R
														COMMENT: The file contains a mortgage statement (p.XXX) from XXX (with escrows included) showing The borrower is not on The mortgage and The file contains a letter from The borrower (p.XXX) stating sXXX has ownership, but no financial responsibility for The property; however, The loan file is missing The Note verifying The borrower is not on The Note.
XXXXXXXXXX	XXXXXX	XXXXXXX	596910553	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Asset documentation does not meet guideline requirment - EV R
COMMENT: The XXX Bank #XXX is missing The documents to source The XX/XX/XXXX $XXX and The XX/XX/XXXX $XXX deposits, as They each exceed 50% on The total income.

*** (CURED) Missing Documentation - EV R
COMMENT: Missing The ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease, Mavent, etc.)

*** (CURED) Missing Doc - EV R
COMMENT: The file is missing The source of funds used to pay off The XXXLOC balance on XX/XX/XXXX in The amount of$XXX.

*** (CURED) Wire Instructions - EV R
														COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	880554623	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Asset do not meet guidelines - EV R
COMMENT: There is a deposit of $XXX into The XXX account ending #XXX on XX/XX/XXXX and it states it is from XXX; however, The loan file does not contain The XXX statement for account ending #XXX showing The source of funds. Provide The XXX #XXX statement to source The deposit.

*** (CURED) Missing Documentation - EV R
COMMENT: The XXX transcripts reflect The borrower has a tax liability of $XXX and The co-borrower has a tax liability of $XXX and The file does not contain evidence They were paid.

*** (CURED) Credit history insufficient/does not meet guidelines (ATR) - EV R
COMMENT: The credit report for The co-borrower reflects a fraud alert. The file does not contain documentation that this has been addressed per guidelines section 7.04.

*** (CURED) Missing Documentation - EV R
COMMENT: The contract of sale #22 reflects There is an Addendum for Seller’s Disclosure of Information on Lead-based Paint and Lead-based Paint Hazards as required by Federal Law; however, this addendum is not attached to The contract. Please provide The addendum.

*** (CURED) Mortgage history for primary residence less than XX months - EV R
COMMENT: The borrowers are FTHB that have recently relocated and have been living at Their current residence for .2 years and The loan application does not reflect a monthly rent amount. They resided at Their prior rental residence for 2.5 years. Per lender guidelines section 7.16 a 24-month rental history is required for FTHB. Section 7.30 Borrowers Living Rent-Free states The borrowers XXX not be first-time homebuyers. The loan file does not contain any documentation verifying The required 24-month rental payment history. Additionally, if The borrowers are currently living rent free, The loan is ineligible.

*** (CURED) Wiring Instructions - EV R
														COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	439121417	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Asset do not meet guidelines - EV R
COMMENT: Sufficient funds were verified; however, not all liquid. Funds required to close were$XXX and verified liquid assets were$XXX(including The net proceeds from The sale of The departure) and The remaining assets were 60% of IRA accounts. The loan file is missing evidence of The liquidation of The IRA funds needed for closing as required by guidelines section 8.14.

*** (CURED) Missing Documentation - EV R
COMMENT: The contract of sale property amendment #1 (p.XXX) states The seller to have a licensed and insured chimney contractor review leaning chimney and make suggested repairs and/or add support. The loan file does not contain documentation this was done and acceptable to The buyers.

*** (CURED) Missing Doc - EV R
COMMENT: The loan file is missing The required Wire Instructions for The subject purchase by AIG.

*** (CURED) Missing TRID RESPA Disclosures - EV R
														COMMENT: The Initial Escrow Account Disclosure is missing and The loan has escrows. The defect can be resolved by providing The disclosure as well as evidence showing that it was provided no later than 45 days after The consummation date, XX/XX/XXXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	118666206	AIG XXX 2020 - Compliance	2	2	2	1	1	2	1	1	*** (CURED) Asset do not meet guidelines - EV R
COMMENT: Per The final CD, The borrowers paid $XXX to close. The borrower has verified liquid funds of $XXX and 70% of IRA balances of $XXXfor total verified funds of$XXX, which is sufficient to close and meet reserve requirements; however, The borrower does not have sufficient liquid funds. Per guidelines section 8.02, evidence of liquidation of funds necessary for closing must be provided. Provide evidence The borrower had sufficient liquid funds to close.

*** (CURED) Missing Documentation - EV R
COMMENT: The credit supplement (p.277) shows The XXXLOC is due for XX/XX/XXXX and The loan file does not contain evidence that The payment was made prior to closing.

*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease, Mavent, etc.)

*** (CURED) Missing legal documents for senior or subordinate lien - EV R
COMMENT: The loan file does contain The required Note showing terms and an unexecuted Subordination Agreement (p.XXX). Provide The fully executed Subordination Agreement.

*** (CURED) Wiring Instructions - EV R
														COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	553893614	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Appraisal not dated - EV R
COMMENT: Per The guidelines Section 4.01, a full Uniform Residential Appraisal Report (URAR), with interior and exterior inspections, is required. All oTher valuation methods are ineligible. The loan file contains a field review not a full appraisal.

*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.

*** (CURED) Loan file does not contain sufficient information to complete Valuation Due Diligence - EV R
COMMENT: Per The guidelines Section 4.01, a full Uniform Residential Appraisal Report (URAR), with interior and exterior inspections, is required. All oTher valuation methods are ineligible. The loan file contains a field review not a full appraisal.

*** (CURED) Income documentation is incomplete - EV R
COMMENT: The file does not contain The XXX and XXX 1040 tax transcripts. (The file contains business tax transcripts and The Wage and Income transcripts only).

*** (CURED) Missing Appraisal - EV R
COMMENT: Per The guidelines Section 4.01, a full Uniform Residential Appraisal Report (URAR), with interior and exterior inspections, is required. All oTher valuation methods are ineligible. The loan file contains a field review not a full appraisal.

*** (CURED) VVOE > 10 days prior to Note date - EV R
														COMMENT: The VVOE date with 10 business days of closing for The co-borrower's employment and a third-party verification of The borrower self-employment are missing.
XXXXXXXXXX	XXXXXX	XXXXXXX	571150139	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT: The UCDP report from The loan file is missing.

*** (CURED) Missing Documentation - EV R
COMMENT: Three inquiries through XXX Bank dated XX/XX/XXXX; Fctualdata dated XX/XX/XXXX; Leasingdsk dated XX/XX/XXXX which were not explained.

*** (CURED) Income documentation is incomplete - EV R
COMMENT: The 4506-T's for XXX and XXX. are missing from The loan file.

*** (CURED) Missing Doc - EV R
COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.

*** (CURED) Payment History and LOE for Delay - EV R
														COMMENT: The first payment was made on XX/XX/XXXX. The payment history is missing from The loan file (no LOE necessary).
XXXXXXXXXX	XXXXXX	XXXXXXX	634187683	AIG XXX 2020 - Compliance	3	1	1	1	1	1	1	1	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT: The appraisal does not contain original photos, only black and white copies. Please provide The appraisal with original color photos.

*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing wiring instructions for The subject loan purchase by AIG.

*** (CURED) Missing Doc - EV R
COMMENT: The loan will be aged > 60 days on XX/XXXX. If loan is not purchased by that date, a delay LOX and acceptable payment history will be required.

*** (CURED) Missing Solar Panel Agreement - EV R
COMMENT: The subject has solar panels per The appraisal and shows a photo of The solar system with XXX (p.XXX). The loan file does not have documentation to verify if The borrower’s own or lease The solar panels and There is a payment to be included in The DTI. The title reflects easements for access, maintenance and repair/removal which appears The panels XXX be leased (p.XXX). Solar Agreement required to determine if guidelines have been met.

*** (CURED) Unable to verify PITI on oTher mortgage related obligations (ATR) - EV R
														COMMENT: Data Verify (p.XXX) reflects The borrower has ownership in a property that was not disclosed on The loan application located at XXX. The Data Verify issue was cleared with a comment that says REO addressed (p.XXX); however, The loan file does not have documentation to support this property is not owned.	*** (WAIVED) Final Inspection - EV W COMMENT: The subject property is located in a FEMA declared disaster area that is ongoing/continuing. We are in need of a disaster re-inspection.
XXXXXXXXXX	XXXXXX	XXXXXXX	324713868	AIG XXX 2020 - Compliance	2	2	2	1	1	2	1	1	*** (CURED) Application Missing - EV R
COMMENT: The loan file contains an unsigned initial loan application. Please provide The initial signed loan application.

*** (CURED) Missing Documentation - EV R
COMMENT: The credit report reflects The mortgage reported thru XX/XXXX, The loan file does not contain evidence it was paid timely from XX/XXXX-XX/XXXX. There is a mortgage statement (p.XXX) that confirms The loan is due for XX/XX/XXXX; however, no proof all The payments were made on time.

*** (CURED) Title issue - EV R
														COMMENT: The preliminary title does not reflect The policy amount and The loan file does not contain The final title policy to verify The policy amount is sufficient.
XXXXXXXXXX	XXXXXX	XXXXXXX	913285434	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Application Missing - EV R
COMMENT: The initial 1003 is missing. Unable to determine if The following were disclosed within 3 business days from The application date: Initial LE, Service Provider List, Homeownership Counseling Disclosure.

*** (CURED) Verification of Rent - EV R
COMMENT: The loan file contains The prior VOR (p.XXX); however, it is dated XX/XX/XXXX and was used in The prior transaction and is expired. The loan file is missing an unexpired prior VOR.

*** (CURED) Missing Documentation - EV R
COMMENT: The file is missing The wiring instructions for The subject loan purchase by AIG.

*** (CURED) Hazard Insurance - EV R
COMMENT: Hazard insurance expired XX/XX/XXXX. Please provide updated policy.

*** (CURED) Missing Doc - EV R
COMMENT: First payment was due XX/XX/XXXX. Please provide payment hisotry and Letterof Explanation for funding delay.

*** (CURED) Title issue - EV R
														COMMENT: The preliminary title and CPL does not have The policy amount on it and The loan file does not have The final title policy to confirm policy amount is sufficient.
XXXXXXXXXX	XXXXXX	XXXXXXX	990112371	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT: Title reflects loan amount of $XXX. The loan amount is $XXX. Closing instruction reflecting correct loan amount could not be located in file.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT: The income utilized at origination was $XXX and The loan was approved with a DTI of XX%, which exceeds guidelines. Audit income was slightly higXXXr, $XXX, resulting in DTI of XX%, which still exceeds guidelines. An exception was not noted in The file.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT: The income utilized at origination was $XXX and The loan was approved with a DTI of XX%, which exceeds guidelines. Audit income was slightly higXXXr, $XXX, resulting in DTI of XX%, which still exceeds guidelines. An exception was not noted in The file.

*** (CURED) Missing Documentation - EV R
														COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	196394442	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT: The title work reflects The insured amount as$XXX whereas The loan amount is$XXX.

*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.

*** (CURED) Missing Documentation - EV R
COMMENT: The income calculation Worksheet is missing from The loan file.

*** (CURED) Income documentation is incomplete - EV R
														COMMENT: The loan file is missing The signed XXX and XXX tax returns. The returns are in The file; however, They are not signed.
XXXXXXXXXX	XXXXXX	XXXXXXX	398392283	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT: The title work reflects insured amount of $XXX which is less than The loan amount of$XXX. Please provide updated title work reflecting The correct insured amount of$XXX.

*** (CURED) ComplianceEase Exceptions Test Failed - EV R

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT: This loan failed The charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because The loan failed The initial CD delivery date test, any values that would change under a valid changed circumstance if The disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, The increase to The following fees on XX/XX/XXXX did not reset The baseline: Loan Discount Point Fee $XXX. The violation XXX be cured if documentation is provided showing The disclosure was delivered timely.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
														COMMENT: This loan failed The initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from The loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing The initial CD as well as evidence showing that it was received by The consumer 3 business days prior to The consummation date, XX/XX/XXXX. If disclosure was delivered electronically, The E-consent is required as well.
XXXXXXXXXX	XXXXXX	XXXXXXX	613067463	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT: The title work reflects an insured amount of $$XXX whereas The loan amount for The subject loan is $XXX

*** (CURED) Payment History and LOE for Delay - EV R
														COMMENT: A payment history is required when >15 days have elapsed since The first payment due date. First payment date was XX/XX/XXXX (No LOE required).
XXXXXXXXXX	XXXXXX	XXXXXXX	399123389	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT: The title insurance commitment in The file reflects a loan amount of$XXX. The loan amount is$XXX. No instructions for loan amount were found in The file.

*** (CURED) Missing Documentation - EV R
														COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	729528760	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT: The title commitment p.XXX shows The proposed policy amount as$XXXThe subject loan amount is $XXX.

*** (CURED) Missing Documentation - EV R
														COMMENT: The loan file is missing The required verbal verification of employment completed within ten business days of consummation.
XXXXXXXXXX	XXXXXX	XXXXXXX	782061026	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT: The Title Commitment in The file (XXX), reflected a policy in The amount of$XXX. The file did not contain closing instructions with updated loan amount.

*** (CURED) Missing Documentation - EV R
COMMENT: The file is missing The income calculation Worksheet.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT: The file did not contain required 2 years tax transcripts.

*** (CURED) Wire Instructions - EV R
														COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	733375809	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT: The preliminary title reflects The policy amount of $XXX; however, The Note amount is $XXX. Provide an updated preliminary title or The final title policy with The correct amount.

*** (CURED) Asset do not meet guidelines - EV R
COMMENT: There is a deposit of $XXX on XX/XX/XXXX into XXX #XXX and The loan file does not contain The source of funds.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT: A payment history is required when >15 days have elapsed since The first payment due date. (No explanation required)

*** (CURED) VVOE > 10 days prior to Note date - EV R
														COMMENT: The loan file is missing The VVOE’s for both borrowers dated within 10 days of The Note.
XXXXXXXXXX	XXXXXX	XXXXXXX	629672595	AIG XXX 2020 - Compliance	2	2	2	1	1	2	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT: The preliminary title does not reflect The policy amount and The loan file does not contain The final title policy to verify The policy amount is sufficient.

*** (CURED) Missing Documentation - EV R
COMMENT: The loan file contains The XXX and XXX tax returns; however, signature pages of Them both are missing. Provide The signed signature pages for The XXX and XXX 1040's.

*** (CURED) Missing Documentation - EV R
COMMENT: The loan file does not contain The required lender signed Condo Warranty form.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT: Loan payment first due XX/XX/XXXX. Please provide payment history. LOE is not required.

*** (CURED) Fully executed Trust Agreement is missing - EV R
														COMMENT: Title to The Property is XXXld in a Trust. The loan file does not contain The required (Per Sec. 5.04 of lender guidelines) attorney opinion letter or a lender’s legal attestation signed by an officer of The company or legal counsel stating The trust meets Secondary Market Requirements.
XXXXXXXXXX	XXXXXX	XXXXXXX	420516358	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT: The Note p. XXX, reflects The loan amount as $XXX while The preliminary title p.XXX reflects $XXX. The final title policy is not in The loan file.

*** (CURED) ComplianceEase Exceptions Test Failed - EV R

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT: This loan failed The lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) Because The loan failed The Initial LE date test, any values that would change under a valid changed circumstance if The disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, The decrease to lender credits on XX/XX/XXXX did not reset The baseline. The violation XXX be cured if documentation is provided showing The disclosure was delivered timely.

*** (CURED) ComplianceEase TRID Tolerance Test Failed #3 - EV R
COMMENT: This loan failed The charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because The loan failed The initial LE delivery date test, any values that would change under a valid changed circumstance if The disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $XXX and will not reset. The violation XXX be cured if documentation is provided showing disclosures delivered timely.

*** (CURED) Missing Documentation - EV R
COMMENT: The final 1008 is missing from The loan file. The loan amount reflected on The 1003 and AUS is $XXX whereas The 1008 indicates a loan amount of $XXX.

*** (CURED) Homeownership Counseling List - EV R
COMMENT: The Homeownership Counseling Disclosure (HOC) dated XX/XX/XXXX was not disclosed within 3 days of The application date, XX/XX/XXXX. The defect can be resolved by providing evidence that shows The disclosure was provided within 3-business days of application.

*** (CURED) Missing Doc - EV R
COMMENT: The XX/XX/XXXX XXX#XXX statement is missing pages 7 and 8 of 8 pages total.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT: The loan failed The Initial Loan Estimate delivery date test (from application). The Initial LE issued on XX/XX/XXXX was not disclosed within 3 days of The application date, XX/XX/XXXX. If a Loan Estimate was given within 3 days of The application, The defect can be resolved by providing such disclosure.

*** (CURED) Title holder is not an individual - EV R
COMMENT: The subject property is titled in an XXX per The title commitment p.465. The loan file contains a Certification of Trust p.XXX. However, The required Trust Lender Counsel Opinion is missing.

*** (CURED) Wire Instructions - EV R
														COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	639147627	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT: The Note amount is $XXX and The preliminary title reflects a policy amount of $XXX, which is not sufficient.

*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing personal and business tax returns signed by The borrowers.

*** (CURED) Quality of Appraisal Report Unacceptable - EV R
														COMMENT: The appraisal reflects The lender as XXX.; however, per The initial application and Note, The originating lender is XXX. Guidelines state appraisals must be in The name of The originating lender. No transfers or assignments allowed.
XXXXXXXXXX	XXXXXX	XXXXXXX	777374334	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT: The Note amount is $XXX and The preliminary title does not reflect The policy amount. The loan file does not contain The final title policy to confirm sufficient coverage was obtained.

*** (CURED) Wiring Instructions - EV R
														COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	224408298	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT: The file contained a supplemental title report on page XXX reflecting wrong loan amount and preliminary report. The file did not contain ScXXXdule A or Commitment.

*** (CURED) ComplianceEase Risk Indicator is "Elevated" - EV R

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R

*** (CURED) Missing Documentation - EV R
COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT: This loan failed The initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from The loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing The initial CD as well as evidence showing that it was received by The consumer 3 business days prior to The consummation date, XX/XX/XXXX. If disclosure was delivered electronically, The E-consent is required as well.

*** (CURED) Missing TRID RESPA Disclosures - EV R
														COMMENT: The Cash to Close on The CCTC table on page 3 of The PCCD issued on XX/XX/XXXX in The LE column does not match The Estimated Cash to Close on The CCTC table (page 2) of The revised LE issued on XX/XX/XXXX. The PCCD shows $XXX whereas The LE $XXX; These two must match. The defect can be resolved by providing a corrected PCCD and proof of delivery (mailing label).
XXXXXXXXXX	XXXXXX	XXXXXXX	448313124	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) 1003 Application [information not provide] - EV R
COMMENT: The final 1003 indicates The borrower is self-employed through The XXX. While The borrower is self-employed it’s not throughXXX but raTher through XXXwhich is an S-Corp. The borrower owns 100% of XXX and XXX owns 10% of XXX; Therefore, The final 1003 needs to be updated to reflect XXX as The borrower’s employment not XXX.

*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT: No issue

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT: No issue

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT: No issue

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT: This loan failed The charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Although The addition XXX be valid, because a COC was not provided, auditor is unable to determine if The revised CD issued on XX/XX/XXXX was disclosed within 3 business days of The change. Therefore, The addition to The following fees was not accepted: Appraisal Desk Review. If curing The violation with a refund, The following documents are required: LOE to consumer(s), PCCD, and copy of The refund. A cost to cure in The amount of$XXX is required.

*** (CURED) ROR funding date before end of required rescission period - EV R
COMMENT: The loan failed The Right of Rescission test. The funding date is before The third business day following consummation. The consumer XXX exercise The right to rescind until midnight of The third business day following consummation, delivery of The notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whicXXXver occurs last. Consummation took place on XX/XX/XXXX and per The last revised CD issued on XX/XX/XXXX, The loan disbursed on XX/XX/XXXX. Loan could not disburse until after The end of The rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing The true funding date.

*** (CURED) Wire Instructions - EV R
														COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	954620665	AIG XXX 2021 - Compliance	2	2	2	1	1	2	1	1	*** (CURED) 1003 Application [information not provide] - EV R
COMMENT: The final 1003 in file (P XXX), does not include The year subject property was acquired or amount of existing liens.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) ComplianceEase TILA Test Failed - EV R

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT: This loan failed The initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from The loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing The initial CD as well as evidence showing that it was received by The consumer 3 business days prior to The consummation date, XX/XX/XXXX. If disclosure was delivered electronically, The E-consent is required as well.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT: There is no evidence of an initial and revised CD provided to The non-borrower. Per regulation, CD(s) must be provided to all who have The right to rescind. The defect can be resolved by providing evidence showing The non-borrower received The disclosure timely. If disclosure was received electronically, The Econsent is required as well.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT: A payment history is required when >15 days have elapsed since The first payment due date. The first payment due is XX/XX/XXXX. (no LOE required)

*** (CURED) Wire Instructions - EV R
														COMMENT: The loan file is missing The wiring instructions for The purchase of The subject loan by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	551439351	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (CURED) 1003 Application [information not provide] - EV R
COMMENT: The borrowers’ demographic information is not fully completed on The final 1003 p.XXX and p.XXX or on The initial 1003 p.XXX and p.XXX. Under Race, both borrowers marked Asian and Then OTher Asian, however, They did not fill in The Asian type.

*** (CURED) Missing Documentation - EV R
COMMENT: Missing The signed 4506-T for all 4 businesses: XXX,XXX,XXX,XXX

*** (CURED) Missing Documentation - EV R
COMMENT: Per The appraisal p.XXX, The subject property is on a private road. The appraiser comments that The private road is maintained by The homeowners p.XXX. However, There is nothing on The title commitment in file p.XXX which address The maintenance of The private road. The loan file is missing The Private Road Maintenance agreement and There is no evidence in The loan file that The subject is located with a state or county that has statutory provisions that define The responsibilities of property owners for The maintenance and repair of a private road.

*** (CURED) Wire Instructions - EV R
														COMMENT: The loan file is missing The wiring instructions for The subject loan purchase by AIG.
XXXXXXXXXX	XXXXXX	XXXXXXX	290113473	AIG XXX 2020 - Compliance	2	2	2	1	1	2	1	1
XXXXXXXXXX	XXXXXX	XXXXXXX	706930595	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1
XXXXXXXXXX	XXXXXX	XXXXXXX	760776492	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1
XXXXXXXXXX	XXXXXX	XXXXXXX	783020833	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1
XXXXXXXXXX	XXXXXX	XXXXXXX	876478606	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1
XXXXXXXXXX	XXXXXX	XXXXXXX	322420245	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1